Long-Term Debt - Contractual Maturities of the Long-term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Contractual maturities of the long-term debt
Long-term debt	$ 24,260	$ 10,410
Term Loan Facility
Contractual maturities of the long-term debt
2024	1,263
2025	5,051
2026	5,051
2027	13,890
Total	25,255
Debt Discount	(562)
Deferred Financing Costs	(433)
Total, net	24,260
Long-term debt	$ 24,260